Document and Entity Information	12 Months Ended
Dec. 02, 2012
Document and Entity Information
Entity Registrant Name	SEALY CORP
Entity Central Index Key	0000748015
Document Type	8-K
Document Period End Date	Dec. 02, 2012
Amendment Flag	false